Subsequent Events (Details) - Subsequent Events [Member] - shares	Mar. 02, 2026	Feb. 25, 2026
Subsequent Events [Line Items]
Shares issued	2,000
Ordinary Share [Member]
Subsequent Events [Line Items]
Shares issued		200
ADS [Member]
Subsequent Events [Line Items]
Shares issued		2,000